UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

January 8, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         14
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Form 13F Information Table Value Total:

$1,239,918,109.27
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

CONOCOPHILLIPS        COMMON         20825C10 A     129,192       2,494,055   SH          SOLE                   2,494,055

ALCOA INC             COMMON         01381710 A     101,073       8,976,279   SH          SOLE                   8,976,279

MCKESSON CORP         COMMON         58155Q10 A     122,629       3,156,758   SH          SOLE                   3,156,758

HUMAN GENOME SCI      COMMON         44490310 F      20,762       9,793,556   SH          SOLE                   9,793,556

HOME DEPOT INC        COMMON         43707610 A     105,745       4,593,629   SH          SOLE                   4,593,629

WILLIAMS SONOMA INC   COMMON         96990410 A      59,250       7,538,171   SH          SOLE                   7,538,171

INTERPUBLIC GROUP     COMMON         46069010 A         114          28,827   SH          SOLE                      28,827

NEWS CORP LTD         CLASS B        65248E20 F     151,711      15,836,210   SH          SOLE                  15,836,210

CARNIVAL CORP         COMMON         14365830 A     109,581       4,505,787   SH          SOLE                   4,505,787

CLEARWIRE CORP        NEW CL A       18538Q10 F       8,978       1,821,187   SH          SOLE                   1,821,187

EXELON CORP           COMMON         30161N10 A     122,834       2,208,840   SH          SOLE                   2,208,840

UCBH HOLDINGS INC     COMMON         90262T30 F      47,960       6,930,740   SH          SOLE                   6,930,740

ST JOE CO             COMMON         79014810 A      62,642       2,575,721   SH          SOLE                   2,575,721

INTEL CORP            COMMON         45814010 F     197,447      13,468,408   SH          SOLE                  13,468,408

